First Sentier American Listed Infrastructure Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 88.4%	Shares	Value
Electric Utilities - 37.0%(a)
American Electric Power Co., Inc.	2,251	$221,408
Duke Energy Corp.	1,924	215,469
Evergy, Inc.	1,810	116,148
Eversource Energy	2,166	124,935
Exelon Corp.	3,895	155,800
Hawaiian Electric Industries, Inc. (b)	6,188	56,558
NextEra Energy, Inc.	2,377	170,098
PG&E Corp.	5,356	83,822
Xcel Energy, Inc.	2,586	173,779
		1,318,017

Environmental & Facilities Services - 1.0%
GFL Environmental, Inc.	865	37,307

Gas Utilities - 1.5%
UGI Corp.	1,682	51,688

Independent Power Producers & Energy Traders - 0.5%
AES Corp.	1,603	17,633

Multi-Utilities - 9.2%
Black Hills Corp.	422	24,784
Dominion Energy, Inc.	2,363	131,359
National Grid PLC - ADR	958	58,822
Public Service Enterprise Group, Inc.	1,339	111,860
		326,825

Oil & Gas Storage & Transportation - 18.3%
Cheniere Energy, Inc.	743	166,172
DT Midstream, Inc.	363	36,692
Kinder Morgan, Inc.	6,460	177,521
ONEOK, Inc.	1,399	135,941
Targa Resources Corp.	664	130,675
Williams Cos., Inc.	73	4,046
		651,047

Rail Transportation - 20.7%
CSX Corp.	6,386	209,908
Norfolk Southern Corp.	962	245,598
Union Pacific Corp.	1,133	280,746
		736,252

Renewable Electricity - 0.2%
NextEra Energy Partners LP	665	7,009
TOTAL COMMON STOCKS (Cost $2,914,987)		3,145,778

REAL ESTATE INVESTMENT TRUSTS - 10.2%	Shares	Value
Telecom Tower REITs - 10.2%
American Tower Corp.	1,348	249,313
Crown Castle, Inc.	274	24,463
SBA Communications Corp.	451	89,099
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $389,111)		362,875

TOTAL INVESTMENTS - 98.6% (Cost $3,304,098)		3,508,653
Other Assets in Excess of Liabilities - 1.4%		50,088
TOTAL NET ASSETS - 100.0%		$3,558,741
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LP - Limited Partnership
REIT - Real Estate Investment Trust

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

First Sentier American Listed Infrastructure Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,145,778	$–	$–	$3,145,778
Real Estate Investment Trusts	362,875	–	–	362,875
Total Investments	$3,508,653	$–	$–	$3,508,653